Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table (in thousands) shows the fair value of our derivative assets and liabilities that are required to be measured at fair value on a recurring basis as of June 30, 2014 and December 31, 2013, which are classified as prepaid expenses and other, non-current derivative assets and derivative liabilities in our Balance Sheets.

	Fair Value Measurements as of
	June 30, 2014				December 31, 2013
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
LNG Inventory Derivatives asset (liability)	$—	$99	$—	$99	$—	$(156)	$—	$(156)
Term Gas Supply Derivatives	—	—	—	—	—	—	—	—
Interest Rate Derivatives asset	—	7,130	—	7,130	—	84,639	—	84,639

The following table (in thousands) shows the fair value of our LNG Inventory Derivatives and Interest Rate Derivatives that are required to be measured at fair value on a recurring basis as of December 31, 2013 and 2012, which are classified as other current assets, other current liabilities, other non-current assets and other non-current liabilities in our Balance Sheets.

	Fair Value Measurements as of
	December 31, 2013				December 31, 2012
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
LNG Inventory Derivatives liability	$—	$156	$—	$156	$—	$—	$—	$—
Interest Rate Derivatives asset (liability)	—	84,639	—	84,639	—	(26,424)	—	(26,424)

Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in thousands) shows the fair value and location of our LNG Inventory Derivatives on our Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	June 30, 2014	December 31, 2013
LNG Inventory Derivatives asset (liability)	Prepaid expenses and other	$99	$(156)

The following table (in thousands) shows the fair value and location of our LNG Inventory Derivatives on our Balance Sheets:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2013	December 31, 2012
LNG Inventory Derivatives liability	Prepaid expenses and other	$156	$—

Schedule of Notional Amounts of Outstanding Derivative Positions
At June 30, 2014, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives - Not Designated	$20.0 million	$2.5 billion	August 14, 2012	July 31, 2019	1.98%	One-month LIBOR

At December 31, 2013, we had the following Interest Rate Derivatives outstanding:

	Initial Notional Amount	Maximum Notional Amount	Effective Date	Maturity Date	Weighted Average Fixed Interest Rate Paid	Variable Interest Rate Received
Interest Rate Derivatives - Not Designated	$20.0 million	$2.9 billion	August 14, 2012	July 31, 2019	1.98%	One-month LIBOR
Interest Rate Derivatives - Not Designated	—	$671.0 million	June 5, 2013	May 28, 2020	2.05%	One-month LIBOR

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
The following table (in thousands) details the effect of our Interest Rate Derivatives included in OCI and AOCI during the six months ended June 30, 2014 and 2013:

	Gain (Loss) in Other Comprehensive Income		Gain (Loss) Reclassified from AOCI into Interest Expense (Effective Portion)		Losses Reclassified into Earnings as a Result of Discontinuance of Cash Flow Hedge Accounting
	2014	2013	2014	2013	2014	2013
Interest Rate Derivatives - Designated	$—	$21,297	$—	$—	$—	$(5,806)
Interest Rate Derivatives - Settlements	—	(30)	—	—	—	(167)

The following table (in thousands) details the effect of our Interest Rate Derivatives included in other comprehensive income ("OCI") and AOCI for the years ended December 31, 2013, 2012, 2011 and for the period from June 24, 2010 (date of inception) through December 31, 2013:

	Gain (Loss) in Other Comprehensive Income	Gain (Loss) Reclassified from Accumulated OCI into Interest Expense (Effective Portion)	Losses Reclassified into Earnings as a Result of Discontinuance of Cash Flow Hedge Accounting
December 31, 2011
Interest Rate Derivatives - Designated	$—	$—	$—
Interest Rate Derivatives - Settlements	—	—	—

December 31, 2012
Interest Rate Derivatives - Designated	(21,290)	—	—
Interest Rate Derivatives - De-designated	(5,814)	—	—
Interest Rate Derivatives - Settlements	(136)	—	—

December 31, 2013
Interest Rate Derivatives - Designated	21,297	—	—
Interest Rate Derivatives - De-designated	—	—	5,807
Interest Rate Derivatives - Settlements	(30)	—	166

Period from June 24, 2010 (date of Inception) Through December 31, 2013
Interest Rate Derivatives - Designated	7	—	—
Interest Rate Derivatives - De-designated	(5,814)	—	5,807
Interest Rate Derivatives - Settlements	(166)	—	166

Derivative Gross Presentation on Balance Sheet
The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in the Balance Sheets	Net Amounts Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets
Offsetting Derivative Assets (Liabilities)				Derivative Instrument	Cash Collateral Received (Paid)	Net Amount
As of June 30, 2014:
LNG Inventory Derivatives	$99	$59	$40	$—	$—	$40
Term Gas Supply Derivatives	20,236	—	20,236	—	—	20,236
Interest Rate Derivatives - Not Designated	(13,106)	—	(13,106)	—	—	(13,106)
As of December 31, 2013:
LNG Inventory Derivatives	(156)	(156)	—	—	—	—
Interest Rate Derivatives - Not Designated	98,123	—	98,123	—	—	98,123
Interest Rate Derivatives - Not Designated	(13,484)	—	(13,484)	—	—	(13,484)

The following table (in thousands) shows the fair value of our derivatives outstanding on a gross and net basis:

	Gross Amounts Recognized	Gross Amounts Offset in our Balance Sheets	Net Amounts Presented in our Balance Sheets	Gross Amounts not Offset in our Balance Sheets
Offsetting Derivative Assets (Liabilities)				Derivative Instrument	Cash Collateral Received (Paid)	Net Amount
As of December 31, 2013 (unaudited):
LNG Inventory Derivatives	$(156)	$(156)	$—	$—	$—	$—
Interest Rate Derivatives - Not Designated	98,123	—	98,123	—	—	98,123
Interest Rate Derivatives - Not Designated	(13,484)	—	(13,484)	—	—	(13,484)
As of December 31, 2012:
Interest Rate Derivatives - Designated	(21,290)	—	(21,290)	—	—	(21,290)
Interest Rate Derivatives - Not Designated	(5,134)	—	(5,134)	—	—	(5,134)

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table (in thousands) shows the carrying amount and estimated fair value of our other financial instruments:

	June 30, 2014		December 31, 2013
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2021 Senior Notes, net of premium (1)	$2,010,879	$2,126,504	$2,011,562	$1,961,273
2022 Senior Notes (1)	1,000,000	1,087,500	1,000,000	982,500
2023 Senior Notes, net of premium (1)	1,507,423	1,571,489	1,000,000	935,000
2024 Senior Notes (1)	2,000,000	2,085,000	—	—
2013 Liquefaction Credit Facilities (2)	—	—	100,000	100,000

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on June 30, 2014 and December 31, 2013, as applicable.

(2)
The Level 3 estimated fair value approximates the carrying amount because the interest rates are variable and reflective of market rates and we have the ability to call this debt at any time without penalty.

Other Financial Instruments (in thousands):

	December 31, 2013		December 31, 2012
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
2021 Senior Notes (1)	$2,011,562	$1,961,273	$—	$—
2022 Senior Notes (1)	1,000,000	982,500	—	—
2023 Senior Notes (1)	1,000,000	935,000	—	—
2012 Liquefaction Credit Facility (2)	—	—	100,000	100,000
2013 Liquefaction Credit Facilities (2)	100,000	100,000	—	—

(1)
The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on December 31, 2013 and 2012, as applicable.

(2)
The Level 3 estimated fair value approximates the carrying amount because the interest rates are variable and reflective of market rates and we have the ability to call this debt at anytime without penalty.

Derivative gain (loss), net [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value and settlements of our LNG Inventory Derivatives recorded in derivative gain (loss), net on our Statements of Operations during the six months ended June 30, 2014 and 2013:

	Six Months Ended June 30,
	2014	2013
LNG Inventory Derivatives gain (loss)	$(577)	$776

The following table (in thousands) shows the changes in the fair value and settlements of our LNG Inventory Derivatives recorded in derivative gain on our Statements of Operations during the years ended December 31, 2013, 2012, 2011 and for the period from June 24, 2010 (date of inception) through December 31, 2013:

	Year Ended December 31,			Period from June 24, 2010 (date of Inception) Through December 31, 2013
	2013	2012	2011
LNG Inventory Derivatives gain	$476	$—	$—	$476

Interest Rate Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Fair Value of Derivative Instruments by Balance Sheet Location
The following table (in thousands) shows the fair value of our Interest Rate Derivatives:

		Fair Value Measurements as of
	Balance Sheet Location	June 30, 2014	December 31, 2013
Interest Rate Derivatives - Not Designated	Non-current derivative assets	$20,236	$98,123
Interest Rate Derivatives - Not Designated	Derivative liabilities	(13,106)	(13,484)

The following table (in thousands) shows the fair value of our Interest Rate Derivatives:

		Fair Value Measurements as of
	Balance Sheet Location	December 31, 2013	December 31, 2012
Interest Rate Derivatives - Not Designated	Non-current derivative assets	$98,123	$—
Interest Rate Derivatives - Not Designated	Other current liabilities	13,484	—
Interest Rate Derivatives - Not Designated	Non-current derivative liabilities	—	5,134
Interest Rate Derivatives - Designated	Non-current derivative liabilities	—	21,290

Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member] | Derivative gain (loss), net [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Instruments, Gain (Loss)
The following table (in thousands) shows the changes in the fair value and settlements of our Interest Rate Derivatives - Not Designated recorded in derivative gain (loss), net on our Statements of Operations during the six months ended June 30, 2014 and 2013:

	Six Months Ended June 30,
	2014	2013
Interest Rate Derivatives - Not Designated	$(94,601)	$83,279

The following table (in thousands) shows the changes in the fair value of our Interest Rate Derivatives—Not Designated recorded in derivative gain (loss), net on our Statements of Operations during the year ended December 31, 2013, 2012, 2011 and for the period from June 24, 2010 (date of inception) through December 31, 2013:

	Year Ended December 31,			Period from June 24, 2010 (date of Inception) Through December 31, 2013
	2013	2012	2011
Interest Rate Derivatives - Not Designated gain	$88,596	$679	$—	$89,275